Investments (Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Carrying amount	$ 11,551	$ 12,978
VIE, Not Primary Beneficiary | Fixed maturity securities
Variable Interest Entity [Line Items]
Carrying amount	342	326
Maximum exposure to loss	$ 373	$ 308